CERTAIN TRANSACTIONS (Details 8) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2015	Apr. 21, 2015
Mylan [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	5.00%
Business Acquisition Preexisting Relationship Gain Loss Recognize	$ 105
Mylan Proposal [Member]
Business Acquisition [Line Items]
Business Acquisition Share Price		$ 82
Business Acquisition Preexisting Relationship Gain Loss Recognize	$ 240